IFRS 7 Disclosures - Summary of Risk Management Strategies (Detail)	12 Months Ended
Dec. 31, 2017
Publicly Traded Equity Performance Risk [Member]
Disclosure of risk management strategy [Line Items]
Product design and pricing	Yes
Variable annuity guarantee dynamic hedging	Yes
Macro equity risk hedging	Yes
Asset liability management	Yes
Foreign exchange management	No
Interest Rate and Spread Risk [Member]
Disclosure of risk management strategy [Line Items]
Product design and pricing	Yes
Variable annuity guarantee dynamic hedging	Yes
Macro equity risk hedging	No
Asset liability management	Yes
Foreign exchange management	No
Alternative Long-Duration Asset Performance Risk [Member]
Disclosure of risk management strategy [Line Items]
Product design and pricing	Yes
Variable annuity guarantee dynamic hedging	No
Macro equity risk hedging	No
Asset liability management	Yes
Foreign exchange management	No
Foreign Exchange Risk [Member]
Disclosure of risk management strategy [Line Items]
Product design and pricing	Yes
Variable annuity guarantee dynamic hedging	Yes
Macro equity risk hedging	Yes
Asset liability management	Yes
Foreign exchange management	Yes